Interim Condensed Consolidated Statements of Changes In Equity (Unaudited) - USD ($) $ in Thousands	Total	SHARE CAPITAL	CAPITAL RESERVE	TREASURY SHARES	SHARE-BASED COMPENSATION RESERVE	FOREIGN EXCHANGE TRANSLATION DEFICIT	HEDGING RESERVE	RETAINED EARNINGS
Beginning balance at Dec. 31, 2023	$ 118,924	$ 0	$ 74,166	$ (3,107)	$ 7,414	$ (4,207)	$ 0	$ 44,658
Issue of ordinary shares, net of issuance costs	439		439
Share-based payment expense	2,102				2,102
Treasury shares acquired	(9,809)			(9,809)
Exercise of options	557		906		(349)
Exercise of warrants	0		85		(85)
Share options expired	0		182		(182)
Increase (decrease)	(6,711)	0	1,612	(9,809)	1,486	0	0	0
Net income (loss)	14,229							14,229
Other comprehensive income
Exchange differences on translating foreign currencies	(3,515)					(3,515)
Other comprehensive income (loss) for the period, net of tax	(3,515)					(3,515)
Total comprehensive (loss) income for the period attributable to the shareholders	10,714					(3,515)		14,229
Ending balance at Jun. 30, 2024	122,927	0	75,778	(12,916)	8,900	(7,722)	0	58,887
Beginning balance at Dec. 31, 2024	123,188	0	78,037	(29,998)	10,624	(10,812)	0	75,337
Issue of ordinary shares, net of issuance costs	10,616		11,982		(1,366)
Share-based payment expense	3,087				3,087
Treasury shares acquired	(29,998)
Exercise of options	204		302		(98)
Share options expired	0		13		(13)
Increase (decrease)	13,907	0	12,297	0	1,610	0	0	0
Net income (loss)	(2,181)							(2,181)
Other comprehensive income
Exchange differences on translating foreign currencies	5,413					5,413
Changes in the value of the hedging instrument recognised in OCI (net of related tax)	(2,669)						(2,669)
Amount reclassified from hedging reserve to profit or loss (net of related tax)	2,024						2,024
Other comprehensive income (loss) for the period, net of tax	4,768					5,413	(645)
Total comprehensive (loss) income for the period attributable to the shareholders	2,587					5,413	(645)	(2,181)
Ending balance at Jun. 30, 2025	$ 139,682	$ 0	$ 90,334	$ (29,998)	$ 12,234	$ (5,399)	$ (645)	$ 73,156